SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 62,854	Rp 68,578
Cash flows	(3,089)	(15,370)
Foreign exchange movement	(225)	112
New leases	10,407	10,006
Other changes	(1,946)	(472)
Balance at end of period	68,001	62,854
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	8,191	6,682
Cash flows	1,459	1,510
Foreign exchange movement		(1)
Balance at end of period	9,650	8,191
Two-step loans.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	209	355
Cash flows	(128)	(144)
Foreign exchange movement	3	(2)
Balance at end of period	84	209
Bonds and MTN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	4,793	6,993
Cash flows	550	(2,200)
Balance at end of period	5,343	4,793
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	29,873	36,056
Cash flows	2,584	(6,218)
Foreign exchange movement	(213)	55
Other changes	16	(20)
Balance at end of period	32,260	29,873
Other borrowings.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	1,314	2,605
Cash flows	(954)	(1,294)
Other changes	2	3
Balance at end of period	362	1,314
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	18,474	15,887
Cash flows	(6,600)	(7,024)
Foreign exchange movement	(15)	60
New leases	10,407	10,006
Other changes	(1,964)	(455)
Balance at end of period	Rp 20,302	Rp 18,474